FINANCIAL AND CAPITAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2021
FINANCIAL AND CAPITAL RISK MANAGEMENT
Schedule of exposure to foreign exchange rate risk

The table below summarizes the Group’s exposure to foreign exchange rate risk at 31 December 2021 and 2020 in terms of TRY equivalents of foreign currency denominated assets and liabilities.

	As of 31 December 2021
	US Dollar	Euro	GBP	CHF	Total

Assets:
Cash and cash equivalents	3,749,790	76	3	5	3,749,874
Financial investments	1,158,052	—	—	—	1,158,052
Trade receivables and due from related parties	2,990	811	—	—	3,801
Other current assets	910	—	—	—	910

Total assets	4,911,742	887	3	5	4,912,637

Liabilities:
Trade payables and payables to merchants and due to related parties	(649,680)	(4,926)	(173)	(51)	(654,830)

Total liabilities	(649,680)	(4,926)	(173)	(51)	(654,830)

Net foreign currency position	4,262,062	(4,039)	(170)	(46)	4,257,807

	As of 31 December 2020
	US Dollar	Euro	GBP	CHF	Total

Assets:
Cash and cash equivalents	272,407	3,075	12	63	275,557
Trade receivables and due from related parties	1,585	1,194	—	—	2,779
Other current assets	6,416	811	—	775	8,002

Total assets	280,408	5,080	12	838	286,338

Liabilities:
Trade payables and payables to merchants and due to related parties	(246,664)	(1,387)	—	(1,034)	(249,085)
Lease liabilities	—	(7)	—	—	(7)

Total liabilities	(246,664)	(1,394)	—	(1,034)	(249,092)

Net foreign currency position	33,744	3,686	12	(196)	37,246

Schedule of liquidity risk arising from financial liabilities

		Contractual
	Carrying	undiscounted	Up to	3 – 12	1 – 5	Over
2021	value	cash flow	3 months	months	years	5 years

Non-derivative financial instruments:
Trade payables and payables to merchants	4,062,149	4,090,295	4,090,295	—	—	—
Lease liabilities	211,250	261,177	31,377	89,877	139,923
Bank borrowings	193,184	199,832	198,372	1,460	—	—
Due to related parties	9,047	9,047	9,047	—	—	—
	4,475,630	4,560,351	4,329,091	91,337	139,923

		Contractual
	Carrying	undiscounted	Up to	3 – 12	1 – 5	Over
2020	value	cash flow	3 months	months	years	5 years

Non-derivative financial instruments:
Trade payables and payables to merchants	2,024,549	2,035,688	2,035,688	—	—	—
Lease liabilities	144,056	181,997	13,526	48,360	120,111	—
Bank borrowings	347,436	368,070	368,070	—	—	—
Due to related parties	3,930	3,930	3,930	—	—	—
	2,519,971	2,589,685	2,421,214	48,360	120,111	—

Schedule of net debt to equity ratios

	2021	2020

Net debt / (cash) (Note 24)	(3,409,035)	(101,151)
Total equity / (deficit)	2,676,176	(787,332)

Net debt to equity ratio	(127)%	13%